Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 76.4%
Debt Funds - 19.6%
MFS Total Return Bond Series, Class I *	1,099,947	$12,990,375
Equity Funds - 56.8%
LVIP American Century Mid Cap Value Fund, Class II	65,476	1,313,057
LVIP American Century Value Fund, Class II	444,761	5,667,590
MFS Growth Series*	130,024	8,679,113
MFS Variable Insurance Trust II - MFS Research International Portfolio*	111,648	2,004,077
MFS VIT II - International Intrinsic Value Portfolio, Class I*	125,871	4,066,899
MFS VIT II Blended Research Core Equity Portfolio, Class I*	60,067	3,685,684
MFS VIT Mid Cap Growth Series*	202,335	1,748,174
Putnam VT Large Cap Growth Fund*	270,608	3,902,165
Putnam VT Large Cap Value Fund*	209,989	6,478,156
Total Equity Funds		37,544,915
Total Variable Insurance Trusts
(Cost - $39,838,835)		50,535,290
Exchange Traded Funds - 17.5%
Debt Funds - 5.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	37,299	1,953,349
iShares Core U.S. Aggregate Bond ETF	13,374	1,322,956
Total Debt Funds		3,276,305
Equity Funds - 12.5%
iShares Core MSCI EAFE ETF	62,091	4,697,184
iShares Core MSCI Emerging Markets ETF	12,326	665,234
iShares Core S&P Small-Cap ETF	27,920	2,919,595
Total Equity Funds		8,282,013
Total Exchange Traded Funds
(Cost - $10,460,580)		11,558,318
Short-Term Investments - 4.4%
Money Market Funds - 4.4%
Dreyfus Government Cash Management, 4.23%(a)	2,810,557	2,810,557
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(a)	73,924	73,924
Total Short-Term Investments (Cost - $2,884,481)		2,884,481
Total Investments - 98.3%
(Cost - $53,183,896)		$64,978,089
Other Assets Less Liabilities - Net 1.7%		1,125,515
Total Net Assets - 100.0%		$66,103,604

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Index Future	Goldman Sachs & Co.	20	6/20/2025	$202,710	$3,408
MSCI EAFE Future	Goldman Sachs & Co.	63	6/20/2025	724,890	25,435
MSCI Emerging Market Index Future	Goldman Sachs & Co.	10	6/20/2025	55,540	1,890
S&P 500 E-Mini Future	Goldman Sachs & Co.	45	6/20/2025	1,130,650	7,757
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	16	6/20/2025	587,720	2,340

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$40,830